Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Total net revenues		¥ 10,914,374	$ 1,672,701		¥ 8,374,501		¥ 4,663,440
Cost of revenues		8,646,308	1,325,105	[1]	6,892,579	[1]	3,933,647	[1]
Research and development expenses	[1]	734,261	112,530		508,714		265,152
Sales and marketing expenses	[1]	558,012	85,519		438,396		189,207
General and administrative expenses	[1]	445,006	68,200		352,824		287,710
Share-based compensation		408,208			281,744		226,695
Related Parties [Member]
Total net revenues		22,546			11,498		16,300
Cost of revenues		593,350			380,219		266,852
Research and development expenses		4,023			5,720		10,042
Sales and marketing expenses		24,966			13,350		4,038
General and administrative expenses		2,436			1,058		3,080
Cost of Revenues [Member]
Share-based compensation		64,942	9,953		31,593		10,472
Research and Development Expenses [Member]
Share-based compensation		150,723	23,099		86,296		30,643
Sales and Marketing Expenses [Member]
Share-based compensation		9,879	1,514		5,919		1,832
General and Administrative Expenses [Member]
Share-based compensation		¥ 182,664	$ 27,994		¥ 157,936		¥ 183,748

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2018 2019 2020 2020 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 10,472 31,593 64,942 9,953 Research and development expenses 30,643 86,296 150,723 23,099 Sales and marketing expenses 1,832 5,919 9,879 1,514 General and administrative expenses 183,748 157,936 182,664 27,994